Leases	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Leases
13.	LEASES

The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.

The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payments receivables for such leases:

	12/31/2018		12/31/2017		01/01/2017
	Total gross investment	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment	Current value of minimum payments
Up to 1 year	314,182	240,231	501,105	350,997	433,280	316,270
From 1 to 5 years	249,561	207,928	651,661	525,724	524,238	368,326
More than 5 years			258	254	4,793	4,786

	563,743	448,159	1,153,024	876,975	962,311	689,382

As of December 31, 2018 and 2017, income for non-accrued interests totaled 115,584 and 276,049 respectively.

Additionally, the Bank celebrates operating leases with an average term of 2 to 10 years.

Future minimum payments for these operating lease contracts are as follows:

	12/31/2018	12/31/2017	01/01/2017
Up to 1 year	277,460	240,820	247,860
From 1 to 5 years	322,568	329,815	385,429
More than 5 years	27,050		2,263

	627,078	570,635	635,552